Derecognition And Offset Of Financial Instruments Transferred financial assets that are derecognized in their entirety (Details) - Conditional disposal of loans to KAMCO - KRW (₩)		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Disclosure of continuing involvement in derecognised financial assets [Line Items]
Classification		Off-balance Item		Off-balance Item
Carrying amount of Continuing involvement Asset	[1]	₩ 0		₩ 0
Carrying amount of Continuing involvement Liability	[1]	0		0
Fair value amount of Continuing involvement Asset	[1]	0		0
Fair value amount of Continuing involvement Liability	[1]	0		0
Maximum exposure to loss		₩ 0	[1]	₩ 701,000,000
Line items of recognised assets and liabilities representing continuing involvement in derecognised financial assets		KAMCO is still in the process of collecting cash flows related to the transferred assets and the maximum exposure to loss represents the carrying amounts of the assets at the date when they were transferred to KAMCO. Under previous K-GAAP, the Group derecognized the transferred assets although the Group retains and continues to retain substantially all such risks and rewards and according to the transition exemptions in IFRS 1 “First-time adoption of International Financial Reporting Standard”, the Group did not reassess the derecognition criteria for these transfers. As the process of collecting cash flows is completed, there is no financial instruments that qualify for derecognition but the Group still has continuous involvement as of December 31, 2017		KAMCO is still in the process of collecting cash flows related to the transferred assets and the maximum exposure to loss represents the carrying amounts of the assets at the date when they were transferred to KAMCO. Under previous K-GAAP, the Group derecognized the transferred assets although the Group retains and continues to retain substantially all such risks and rewards and according to the transition exemptions in IFRS 1 “First-time adoption of International Financial Reporting Standard”, the Group did not reassess the derecognition criteria for these transfers. As the process of collecting cash flows is completed, there is no financial instruments that qualify for derecognition but the Group still has continuous involvement as of December 31, 2017

[1]	KAMCO is still in the process of collecting cash flows related to the transferred assets and the maximum exposure to loss represents the carrying amounts of the assets at the date when they were transferred to KAMCO. Under previous Korea Generally Accepted Accounting Principles (K-GAAP), the Group derecognized the transferred assets although the Group retains and continues to retain substantially all such risks and rewards and according to the transition exemptions in IFRS 1 “First-time adoption of International Financial Reporting Standard”, the Group did not reassess the derecognition criteria for these transfers. As the process of collecting cash flows is completed, there is no financial instruments that qualify for derecognition but the Group still has continuous involvement as of December 31, 2017.